Note 7 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 02, 2013
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities [Text Block]

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	Fiscal Year
	2012	2011
	(in thousands)
Accrued sales tax	$487	$1,426
Accrued payroll, bonus, taxes and withholdings	902	1,504
Short-term tenant allowances	887	877
Credits due to customers	4,433	7,363
Allowance for sales returns	541	589
Other accrued expenses	3,918	3,707
	$11,168	$15,466